Strategic Investments - Australis Capital Inc. and Australis Holdings LLP (Details)					1 Months Ended	12 Months Ended
	Sep. 19, 2018 CAD ($) day $ / shares shares	Aug. 03, 2018 CAD ($) $ / shares shares	Jul. 05, 2018 CAD ($) year shares	Jun. 30, 2018 CAD ($)	Aug. 03, 2018 CAD ($) tranche shares	Jun. 30, 2019 CAD ($) year $ / shares	Jun. 30, 2018 CAD ($)
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in associates and joint ventures				$ 334,442,000		$ 118,845,000	$ 334,442,000
Gain on loss of control of subsidiary						412,000	0
OCI unrealized gain (loss)						(78,837,000)
Unrealized gain (loss) on marketable securities						(16,199,000)	173,387,000
Australis Holdings LLP
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Proportion of ownership interest				50.00%
Marketable securities designated at FVTOCI
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
OCI unrealized gain (loss)						(78,837,000)	(6,616,000)
Derivatives and Convertible Debentures at FVTPL
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Unrealized gain (loss) on marketable securities						(16,199,000)	$ 173,387,000
ACI
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Number of units purchased (in shares) | shares		1,341,391			1,341,391
ACI | Marketable securities designated at FVTOCI
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Proportion of ownership interest in investment		24.00%			24.00%
Financial assets, at fair value	$ (82,500,000)	$ 230,000			$ 230,000
Purchase of interests in investments accounted for using equity method		$ 300,000
Number of common shares in each unit (in shares) | shares		1
Total shareholdings (in shares) | shares	(28,143,755)
Quoted stock price (in CAD per share) | $ / shares	$ 2.93
OCI unrealized gain (loss)	$ 76,900,000
ACI
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Number of tranches in private placement | tranche					2
Proportion of ownership interest in investment			47.00%
Private placement subscription share price (in CAD per share)			$ 0.20
ACI
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Number of shares held in investments accounted for using equity method (in shares) | shares			26,802,364
Investments in associates and joint ventures			$ 5,400,000
Gain on loss of control of subsidiary						400,000
ACI | Derivatives and Convertible Debentures at FVTPL
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Number of warrants held by entity (in shares) | shares	(28,143,755)		26,802,364
Number of warrants in each unit (in shares) | shares		1
Exercise price of warrants (in CAD per share) | $ / shares		$ 0.25
Financial assets purchased, warrants, exercise period		1 year
Warrants | ACI | Derivatives and Convertible Debentures at FVTPL
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Financial assets, at fair value	$ (69,200,000)	$ 40,000	$ 700,000		$ 40,000
Estimated share price (in CAD per share)			$ 0.20
Interest rate, significant unobservable inputs, assets			1.90%
Historical stock price volatility			50.67%
Dividend yield			0.00%
Expected life | year			1
Quoted stock price (in CAD per share) | $ / shares	$ 2.46
Unrealized gain (loss) on marketable securities	$ 68,500,000
Restricted Back-In Right Warrants | ACI | Derivatives and Convertible Debentures at FVTPL
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Financial assets, at fair value						$ 10,100,000
Interest rate, significant unobservable inputs, assets						1.81%
Historical stock price volatility						48.97%
Dividend yield						0.00%
Expected life | year						9.23
Exercise price of warrants (in CAD per share) | $ / shares	$ 0.20
Purchase of financial instruments, classified as investing activities	$ 500,000
Number of share purchase warrants received (in shares) | shares	22,628,751
Warrants received, percentage of common shares issued and outstanding	20.00%
Financial assets, at fair value, volume weighted average trading price, period | day	5
Quoted market price (in CAD per share) | $ / shares						$ 0.92
Gains (losses) recognised in profit or loss attributable to change in unrealised gains or losses for assets held at end of period, fair value measurement						$ 9,600,000
Retained Earnings (Deficit) | ACI
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Spin-out of Australis Capital	$ 151,700,000